Net Revenue - Summary of Receivables from Contracts with Customers (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Receivables, included in 'trade receivables' (note 10)	$ 24,548	$ 20,849